Shareholder Report, Holdings (Details) - C000121227	Sep. 30, 2024
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.60%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
31846V336 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.50%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.40%
InvestmentType_Special Case Securities
Holdings [Line Items]
Percent of Total Investments	0.00%